Share-Based Compensation - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2025 $ / bbl	Dec. 31, 2025	Dec. 31, 2024 shares	May 21, 2024 shares	Dec. 31, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares)	2,200,000	2,200,000		3,100,000		5,200,000
Number of shares issued (in shares)					72,000,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	5,100,000			6,700,000		6,100,000
Treasury shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued (in shares)	0
Options
Disclosure of range of exercise prices of outstanding share options [line items]
Expiration period	7 years
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	25,905,624
Common stock, capital shares issued (in shares)	19,363,169
Common shares in reserve in share-based payment arrangement (in shares)	6,542,455
Number of share options outstanding in share-based payment arrangement (in shares)	2,268,976
Common shares unallocated in reserve in share-based payment arrangement (in shares)	4,273,479
Options | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	3 years
Options | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	5 years
Share units
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	32,406,762
Common shares in reserve in share-based payment arrangement (in shares)	17,683,252
Common shares unallocated in reserve in share-based payment arrangement (in shares)	12,552,523
Number of shares issued (in shares)	14,723,510
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	5,130,729
Restricted Share Units | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	12 months
Restricted Share Units | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	36 months
Performance Share Units
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	36 months
Employee Share Purchase Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Company's matching percentage	75.00%
Employee contribution percentage	5.00%
Maximum percentage company will match	3.75%
Employee Share Purchase Plan | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Employee contribution, percentage of base salary			1.00%
Employee Share Purchase Plan | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Employee contribution, percentage of base salary			10.00%